Shareholder Report, Line Graph (Details) - USD ($)							10 Months Ended	12 Months Ended				13 Months Ended	15 Months Ended	22 Months Ended	24 Months Ended			25 Months Ended	27 Months Ended	34 Months Ended	36 Months Ended			37 Months Ended	46 Months Ended	48 Months Ended			58 Months Ended	60 Months Ended			70 Months Ended	72 Months Ended			82 Months Ended	84 Months Ended			94 Months Ended	96 Months Ended			106 Months Ended	108 Months Ended			118 Months Ended	120 Months Ended
	Apr. 13, 2023	Jun. 01, 2022	Sep. 14, 2015	Jul. 13, 2015	Jul. 06, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
BRIDGE BUILDER CORE BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Core Bond Fund
Accumulated Value						$ 10,000			$ 10,651							$ 10,686						$ 10,670					$ 11,543					$ 12,583				$ 12,731				$ 11,413			$ 11,378					$ 11,793		$ 12,562
BRIDGE BUILDER CORE PLUS BOND FUND [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Core Plus Bond Fund
Accumulated Value				$ 10,000						$ 10,543							$ 10,635						$ 10,654			$ 11,577					$ 12,496				$ 12,894				$ 11,529					$ 11,592			$ 12,039				$ 12,898
BRIDGE BUILDER MUNICIPAL BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Municipal Bond Fund
Accumulated Value			$ 10,000				$ 10,546							$ 10,509						$ 10,680					$ 11,366				$ 11,684				$ 12,291				$ 11,340				$ 11,684				$ 12,163				$ 12,457
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Municipal High-Income Bond Fund
Accumulated Value	$ 10,000												$ 10,707						$ 10,852
BRIDGE BUILDER LARGE CAP GROWTH FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Large Cap Growth Fund
Accumulated Value						10,000			10,114							11,961						14,074					16,010					19,097				27,010				21,385			25,824					32,295		36,548
BRIDGE BUILDER LARGE CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Large Cap Value Fund
Accumulated Value						10,000			10,235							12,013						13,096					14,203					13,416				20,002				18,948			21,510					24,769		27,700
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND - BBTLX
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Tax Managed Large Cap Fund
Accumulated Value		$ 10,000										$ 11,086						$ 13,876						$ 15,854
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND -BBGSX
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Small/Mid Cap Growth Fund
Accumulated Value						10,000			9,684							11,608						13,809					15,419					16,596				24,244				17,484			20,220					22,874		25,001
BRIDGE BUILDER SMALL/MID CAP VALUE FUND [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Small/Mid Cap Value Fund
Accumulated Value						10,000			9,692							11,469						12,457					12,610					10,973				17,407				15,630			17,450					19,768		21,605
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Tax Managed Small/Mid Cap Fund
Accumulated Value		10,000										10,819						11,999						12,676
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder International Equity Fund
Accumulated Value					$ 10,000						$ 9,494				$ 11,277						$ 12,050							$ 12,239		$ 12,068				$ 16,515				$ 13,563				$ 15,296				$ 16,787						$ 20,247
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name								Bridge Builder Tax Managed International Equity Fund
Accumulated Value		10,000										10,896						11,883						13,582
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000		10,000			10,600	$ 10,635						10,567	$ 10,602					10,525	$ 10,560			$ 11,390	11,353				$ 12,386	12,345			$ 12,345	12,304			$ 11,074	11,038			10,934	$ 10,970			$ 11,259	11,222		11,904	$ 11,943
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,000				10,683						10,192	10,631					10,305	10,797					11,521				12,034				12,535				11,460				11,826				12,206				12,342
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value		10,000										11,054						13,768						15,856
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Index
Accumulated Value		10,000				10,000			10,214			10,981				12,104		13,521				13,893		15,589			15,141					16,130				23,253				20,029			23,825					29,335		33,822
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value		10,000			$ 10,000						$ 9,093	10,857			$ 10,936			12,110			$ 11,685			14,256				$ 11,811		$ 11,205				$ 14,829				$ 12,970				$ 14,483				$ 16,154						$ 19,018
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 1-15 Year Index
Accumulated Value			$ 10,000				$ 10,540							$ 10,524						$ 10,630					$ 11,281				$ 11,752				$ 12,114				$ 11,323				$ 11,638				$ 11,951				$ 12,266
Bloomberg Municipal 65% High-Grade/35% High-Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 65% High-Grade/35% High-Yield Index
Accumulated Value	$ 10,000												$ 10,430						$ 10,570
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Accumulated Value						10,000			10,302							12,406						15,199					16,956					20,904				29,787				24,195			30,754					41,051		48,119
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value						10,000			10,286							11,884						12,688					13,762					12,546				18,026				16,797			18,735					21,181		24,083
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Growth Index
Accumulated Value						10,000			9,231							11,210						13,624					14,459					15,791				23,629				16,113			19,108					20,832		22,667
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Value Index
Accumulated Value						$ 10,000			$ 10,022							$ 11,862						$ 13,224					$ 12,970					$ 10,960				$ 17,890				$ 15,529			$ 17,140					$ 19,067		$ 21,063
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Index
Accumulated Value		$ 10,000										$ 10,347						$ 11,430						$ 12,562